Performance Management - Bitwise Crypto Industry Innovators ETF	Mar. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the Index and the S&P 500® Index, a broad-based securities market index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.bitqetf.com or by calling toll-free 833-365-2487.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the Index and the S&P 500® Index, a broad-based securities market index.
Bar Chart [Heading]	Annual Total Returns as of 12/31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	*The performance information shown above is based on a calendar year. The Fund’s year-to-date return as of June 30, 2025 was 16.72%.
Bar Chart Closing [Text Block]	Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	76.04%	Q4/2023
Lowest Return	-67.94%	Q2/2022

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	16.72%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	76.04%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(67.94%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.
Performance [Table]
Bitwise Crypto Industry Innovators ETF	1 Year	Since Inception (05-11-2021)
Return Before Taxes	46.59%	-8.64%
Return After Taxes on Distributions	46.09%	-9.16%
Return After Taxes on Distributions and Sale of Fund Shares	27.61%	-6.57%
Bitwise Crypto Innovators 30 Index[1] (reflects no deduction for fees, expenses, or taxes)	46.04%	-9.25%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	11.72%

[1] This information shows how the Fund’s performance compares with the returns of the Index, which has similar investment objectives as the Fund.

Performance Table One Class of after Tax Shown [Text]	Your actual after-tax returns will depend on your tax situation and may differ from those shown.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.

Performance Availability Website Address [Text]	www.bitqetf.com
Performance Availability Phone [Text]	833-365-2487